Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Miscellaneous current assets [abstract]
Disclosure of other current assets
The composition of other current assets is shown below:

		June 30	December 31
(in thousands)	Note	2022	2021
Non-revolving term loan	15	$-	$816
Prepaid expenses		3,942	2,525
Cobalt inventory		11,950	8,712
Other		268	49

Total other current assets		$16,160	$12,102